Fees Summary	May 26, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 35,937,500.00
Previously Paid Amount	2,977.79
Total Fee Amount	4,962.97
Total Offset Amount	0.00
Net Fee	$ 1,985.18
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A